Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000088313 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088313 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000088313 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088313 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088313 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088313 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088313 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088313 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088313 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088313 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088313 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088313 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088313 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088313 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088313 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	75.10%
C000088313 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	84.50%
C000088313 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.40%
C000088313 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
C000088313 [Member] | Equity Securities Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000088313 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000088313 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	94.10%
C000088313 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	121.40%
C000088313 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000088313 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
C000088313 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.80%)
C000088313 [Member] | Equity Total Return Swap Paid Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(36.70%)
C000088313 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(5.50%)
C000088313 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(91.00%)
C000088313 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(205.60%)
C000088313 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088314 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088314 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000088314 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088314 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088314 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088314 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088314 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088314 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088314 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088314 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088314 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088314 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088314 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088314 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088314 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	75.10%
C000088314 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	84.50%
C000088314 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.40%
C000088314 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
C000088314 [Member] | Equity Securities Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000088314 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000088314 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	94.10%
C000088314 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	121.40%
C000088314 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000088314 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
C000088314 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.80%)
C000088314 [Member] | Equity Total Return Swap Paid Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(36.70%)
C000088314 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(5.50%)
C000088314 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(91.00%)
C000088314 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(205.60%)
C000088314 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088315 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088315 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000088315 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088315 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088315 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088315 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088315 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088315 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088315 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088315 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088315 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088315 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088315 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088315 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088315 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	75.10%
C000088315 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	84.50%
C000088315 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.40%
C000088315 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
C000088315 [Member] | Equity Securities Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000088315 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000088315 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	94.10%
C000088315 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	121.40%
C000088315 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000088315 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
C000088315 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.80%)
C000088315 [Member] | Equity Total Return Swap Paid Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(36.70%)
C000088315 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(5.50%)
C000088315 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(91.00%)
C000088315 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(205.60%)
C000088315 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000130431 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130431 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130431 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130431 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130431 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130431 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130431 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130431 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130431 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130431 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130431 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130431 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130431 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	75.10%
C000130431 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	84.50%
C000130431 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.40%
C000130431 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
C000130431 [Member] | Equity Securities Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000130431 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000130431 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	94.10%
C000130431 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	121.40%
C000130431 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000130431 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
C000130431 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.80%)
C000130431 [Member] | Equity Total Return Swap Paid Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(36.70%)
C000130431 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(5.50%)
C000130431 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(91.00%)
C000130431 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(205.60%)
C000130431 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%